Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	Aspiration Funds
Central Index Key	dei_EntityCentralIndexKey	0001594854
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 12, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 12, 2019
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Aspiration Flagship Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASPIRATION FLAGSHIP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Aspiration Flagship Fund (the “Fund”) is to seek long-term capital appreciation by providing risk-adjusted returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when they buy and sell securities (or “turns over” their portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.33% of the average value of its assets.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.33%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell or hold all of your shares at the end of those periods, and that you made either no payment to the Fund’s adviser or the maximum annual payment of 2% of the value of your account. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser adheres to the philosophy that any well-balanced wealth portfolio should include an allocation to alternative strategies. The Fund seeks to deliver risk-adjusted returns while providing investors with lower volatility than, and lower correlation with, traditional long-only equity and bond portfolios. Unlike the Fund, a long-only portfolio owns or holds individual securities – it does not employ strategies such as selling short those securities anticipated to decline in value. The Fund is designed to complement traditional long-only equity and bond portfolios.

The Fund seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds that emphasize alternative strategies, such as funds that sell securities short; employ asset allocation, managed futures, arbitrage and/or option-hedged strategies; or that invest in distressed securities, the natural resources sector and business development companies (“BDCs”).

Emerald Separate Account Management, LLC (the “Sub-Adviser”), purchases and sells underlying funds based upon criteria which include, but are not limited to, correlation with other portfolio holdings and major indices, risk-adjusted returns believed to help the Fund achieve its goals, portfolio diversification, manager diligence, expense ratios and compliance with the Fund’s investment restrictions.

In addition to employing alternative strategies such as those described above, the underlying funds may invest in equities such as common stocks, preferred stocks, securities convertible into stocks (domestic and foreign); fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign); or in any combination of the foregoing. The Fund uses a flexible approach to selecting investments and is not limited by an underlying fund’s investment style.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund.

Allocation Risk. In managing the Fund, the Sub-Adviser has the authority to select and allocate assets among underlying funds. The Fund is subject to the risk that the Sub-Adviser’s decisions regarding asset classes and selection of underlying funds will not anticipate market trends successfully.

Alternative Asset Class Risk. The Fund may invest in underlying funds that invest in certain highly volatile alternative asset classes. Investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of Fund shares.

Arbitrage Risk. An arbitrage strategy is a strategy of taking advantage of price differences in two or more markets. An arbitrage strategy has the risk that anticipated opportunities may fail to yield expected returns and that an underlying fund’s manager may incorrectly identify market inefficiencies or mispricing of securities. To the extent an underlying fund engages in merger arbitrage, targeted reorganizations may be renegotiated or fail to close, resulting in losses to the underlying fund.

Bonds and Other Fixed Income Securities Risk. The Fund may invest in investment companies that invest in bonds and/or other fixed income securities. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Business Development Company Risk. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.

Commodities Risk. An underlying fund may invest in commodities, and commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, and investment and trading activities of mutual funds, hedge funds, and commodities funds.

Convertible Securities Risk. The Fund may invest in investment companies that invest in convertible securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

Correlation Risk. While the Sub-Adviser seeks to invest the Fund’s assets in underlying funds that are uncorrelated with each other or with fixed income or equity indices, there can be no assurance that the Sub-Adviser’s expectations regarding such limited correlations will prove correct. Underlying funds’ correlations may be much higher in times of general market turmoil.

Cybersecurity Risk. As part of their business, the Adviser, the Sub-Adviser, and third-party service providers process, store, and transmit large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser, the Sub-Adviser, or third-party service providers, or the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Adviser, the Sub-Adviser, or third-party service providers, or the Fund have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Distressed Companies Risk. The risk associated with an underlying fund investing in distressed companies is that a merger or other restructuring, or a tender or exchange offer, that was proposed or pending at the time the underlying fund invested in the distressed company may not be executed with the terms or within the time frame anticipated, resulting in losses to the underlying fund and as a result, the Fund.

Equity Securities Risk. The Fund may invest in investment companies that invest in equity securities. Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced.

ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall with changes in the securities markets and, with respect to index-linked ETFs, with changes in the value of an underlying index. In addition, the price movement of an index-linked ETF may not track the underlying index and may result in a loss. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value (“NAV”) or an active market may not develop.

Foreign Investing and Emerging Markets Risk. The Fund may invest in investment companies that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. These risks are magnified in investments in emerging markets. Some underlying fund investments may be denominated in foreign (non- U.S.) currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar.

Futures Risk. Use of futures contracts by underlying funds may cause the value of the Fund’s shares to be more volatile. Futures contracts held by underlying funds indirectly expose those funds to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

High Yield Risk. As a result of its investments in investment companies that invest in high yield securities (securities rated “BB” or below by S&P or “Ba” or below by Moody’s) and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate, credit and liquidity risk than portfolios that do not invest in such securities. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.

Investment Company Risk. Investments by the Fund in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Fund. The Adviser and Sub-Adviser have no control over the managers or investments of underlying funds. In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Closed-end funds may trade infrequently, with small volume, and at a discount to net asset value (“NAV”), which may affect the Fund’s ability to sell shares of the fund at a reasonable price. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs. Finally, the Investment Company Act of 1940 imposes certain limitations on a fund’s investments in other investment companies. These limitations may limit the amount the Fund may invest in certain investment companies.

Leveraging Risk. An underlying fund may borrow money to increase its holdings of portfolio securities. Leveraging can exaggerate the effect of any increase or decrease in the value of portfolio securities held by that fund.

Liquidity Risk. The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Shares of an underlying fund held by the Fund in excess of 1% of an underlying fund’s outstanding shares are considered illiquid.

Long/Short Selling Risk. The Fund may invest in underlying funds that take long and short positions in different securities and may invest in such underlying funds as a part of its principal investment strategy. There are risks involved with selling securities short. The underlying fund may not always be able to borrow the security or close out a short position at an acceptable price and may have to sell long positions at disadvantageous times to cover short positions. The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The underlying fund may be required to pay a premium, dividend or interest.

Management Risk. There is a risk that the investment strategies, techniques and risk analysis employed by the Sub-Adviser may not produce the desired results. The Adviser believes that most of its clients will pay a reasonable and fair advisory fee. If a significant number of clients do not pay an advisory fee for an extended period of time, the Adviser and the Sub-Adviser, may not be able to continue to render services to the Fund. If the Adviser is not able to pay Fund expenses required under the Fund’s Expense Limitation Agreement, the Adviser may have to resign as Adviser to the Fund or dissolve and liquidate the Fund. Dissolution or liquidation of the Fund may cause shareholders to liquidate or transfer their investments at inopportune times.

Market Risk. The Fund’s investments will face risks related to investments in securities in general and the daily fluctuations in the securities markets.

Natural Resources Risk. The Fund may invest in investment companies that invest primarily in the natural resources sector. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For example, events in nature, such as earthquakes or fires in prime resource areas, and political events, such as coups or military confrontations, can affect the overall supply of a natural resource and thereby affect the value of companies involved in that natural resource.

Underlying Fund Concentration Risk. The Fund may invest in investment companies that concentrate in a particular industry (i.e., real estate) or industry sector (i.e., natural resources). Investments within a single industry or sector may be affected by developments within that industry or sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows how the Fund’s investment results have varied from year to year and the following table shows how the Fund’s average annual total returns compared to that of a broad measure of market performance since the Fund’s inception. This information provides some indication of the risks of investing in the Fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. Investors in the Fund are clients of the Adviser and may pay the Adviser a fee in the amount they believe is fair ranging from 0% to 2% of the value of the account. The following performance information is presented with both a 0% and 2% management fee. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling (800) 683-8529 (toll free) or by visiting www.aspiration.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the Fund's investment results have varied from year to year and the following table shows how the Fund's average annual total returns compared to that of a broad measure of market performance since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 683-8529
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aspiration.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	(with 0% assumed management fee reduction)
Bar Chart Narrative One [Text Block]	asf_BarChartNarrativeOneTextBlock	(with 2.00% assumed management fee reduction)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest and Lowest Quarterly Returns with 0% Management Fee
Highest return for a quarter	2.34%	Quarter ended September 30, 2018
Lowest return for a quarter	-5.43%	Quarter ended December 31, 2018

Highest and Lowest Quarterly Returns with 2% Management Fee
Highest return for a quarter	0.34%	Quarter ended September 30, 2018
Lowest return for a quarter	-7.43%	Quarter ended December 31, 2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA). In some cases, the return after taxes on distributions and sale of shares may exceed the Fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Aspiration Flagship Fund | Aspiration Flagship Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASPFX
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Aspiration Flagship Fund | Aspiration Flagship Fund |
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.36%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.99%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.37%	[3]
1 Year	rr_ExpenseExampleYear01	$ 139
3 Years	rr_ExpenseExampleYear03	1,049
5 Years	rr_ExpenseExampleYear05	1,970
10 Years	rr_ExpenseExampleYear10	$ 4,325
2015	rr_AnnualReturn2015	(2.51%)
2016	rr_AnnualReturn2016	2.47%
2017	rr_AnnualReturn2017	5.06%
2018	rr_AnnualReturn2018	(3.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.43%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(3.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2014
Aspiration Flagship Fund | Aspiration Flagship Fund |
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	2.00%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.36%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.99%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	3.37%	[3]
1 Year	rr_ExpenseExampleYear01	$ 340
3 Years	rr_ExpenseExampleYear03	1,615
5 Years	rr_ExpenseExampleYear05	2,856
10 Years	rr_ExpenseExampleYear10	$ 5,813
2015	rr_AnnualReturn2015	(4.51%)
2016	rr_AnnualReturn2016	0.47%
2017	rr_AnnualReturn2017	3.06%
2018	rr_AnnualReturn2018	(5.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.43%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.23%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2014
Aspiration Flagship Fund | After Taxes on Distributions | Aspiration Flagship Fund |
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(4.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2014
Aspiration Flagship Fund | After Taxes on Distributions | Aspiration Flagship Fund |
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(6.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.78%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2014
Aspiration Flagship Fund | After Taxes on Distributions and Sales | Aspiration Flagship Fund |
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
Past 1 Year	rr_AverageAnnualReturnYear01	(1.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.32%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2014
Aspiration Flagship Fund | After Taxes on Distributions and Sales | Aspiration Flagship Fund |
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
Past 1 Year	rr_AverageAnnualReturnYear01	(3.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.41%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2014
Aspiration Flagship Fund | S&P 500 Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees and expenses)
Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2014

[1]	Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Adviser"), and may pay the Adviser a fee in the amount they believe is fair ranging from 0% to 2% of the value of the account. This range is reflected in the above columns. These amounts will not be deducted from Fund assets and are not a Fund expense. Therefore, they are not covered by the expense limitation agreement, detailed in Footnote 3 to this table.
[2]	These are expenses indirectly incurred by the Fund as a result of investing in one or more underlying investment companies (i.e., fees the Fund pays as a shareholder of the underlying investment companies).
[3]	The Adviser has signed an expense limitation agreement ("Agreement") with the Fund under which it agrees to limit annual fund operating expenses to 0.50% ("Maximum Operating Expense Limit"). The Adviser will do this by reimbursing the Fund for certain direct expenses and fees, such as transfer agency, custodial, auditing and legal fees. The Fund also incurs certain indirect expenses, and expenses paid by the Fund when it invests as a shareholder in underlying investment companies, as mentioned in Footnote 2. The Adviser has agreed to waive or reimburse 12b-1 fees but has not agreed to waive or reimburse other indirect expenses, nor has the Adviser agreed to reimburse the Fund for any taxes it may pay. Because the Adviser is not obligated under the Agreement to pay these expenses, the Fund's annual fund operating expenses may actually exceed the Maximum Operating Expense Limit. The Agreement cannot be terminated by the Adviser prior to January 31, 2020, at which time the Adviser will determine whether to renew or revise the agreement. The Board of Trustees may terminate the Agreement at any time. Any fees or expenses waived or reimbursed by the Adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current Maximum Operating Expense Limit or the Maximum Operating Expense Limit in place at the time of the initial Agreement.
[4]	The Fund commenced operations on October 14, 2014.